Payments, by Category - 12 months ended Dec. 31, 2024 $ in Thousands	USD ($) [1]
Payments:
Taxes	$ 306,960
Royalties	300,370
Fees	10,200
Prod. Entitlements	5,770
Dividends	251,000
Infrastructure	1,210
Comm. Social Resp.	9,820
Total Payments	$ 885,330

[1]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was ARS 916.78 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was COP 4,073.58 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was BRL 5.39 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was AUD 1.52 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GBP 0.78 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was EGP 45.36 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GHS 14.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GNF 8,539.52 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2024 to 31 December 2024 was ZAR 18.32 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was TZS 2,609.33 : USD 1.00.